Exhibit 99

Ford Credit Auto Owner Trust 2010-A

Monthly Investor Report

Collection Period	January 2012
Payment Date	2/15/2012
Transaction Month	22

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016

Total	$1,090,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,025,920.86

Principal:
Principal Collections	$15,967,075.13
Prepayments in Full	$8,001,580.93
Liquidation Proceeds	$438,194.24
Recoveries	$27,547.40

Sub Total	$24,434,397.70

Collections	$26,460,318.56

Purchase Amounts:
Purchase Amounts Related to Principal	$406,773.13
Purchase Amounts Related to Interest	$2,635.20

Sub Total	$409,408.33

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$26,869,726.89

Ford Credit Auto Owner Trust 2010-A

Monthly Investor Report

Collection Period	January 2012
Payment Date	2/15/2012
Transaction Month	22

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,869,726.89
Servicing Fee	$443,121.58	$443,121.58	$0.00	$0.00	$26,426,605.31
Interest—Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,426,605.31
Interest—Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$26,426,605.31
Interest—Class A-3 Notes	$283,652.73	$283,652.73	$0.00	$0.00	$26,142,952.58
Interest—Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$25,883,877.58
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,883,877.58
Interest—Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$25,805,622.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,805,622.16
Interest—Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$25,748,198.83
Third Priority Principal Payment	$849,809.78	$849,809.78	$0.00	$0.00	$24,898,389.05
Interest—Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$24,826,164.05
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,826,164.05
Regular Principal Payment	$21,400,000.00	$21,400,000.00	$0.00	$0.00	$3,426,164.05
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,426,164.05
Residual Released to Depositor	$0.00	$3,426,164.05	$0.00	$0.00	$0.00

Total		$26,869,726.89

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$849,809.78
Regular Principal Payment	$21,400,000.00

Total	$22,249,809.78

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,249,809.78	$58.25	$283,652.73	$0.74	$22,533,462.51	$58.99
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38

Total	$22,249,809.78	$20.41	$750,631.48	$0.69	$23,000,441.26	$21.10

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	January 2012
Payment Date	2/15/2012
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$257,866,121.25	0.6750422	$235,616,311.47	0.6167966
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000

Total	$477,316,121.25	0.4378043	$455,066,311.47	0.4173963

Pool Information
Weighted Average APR		4.395%		4.394%
Weighted Average Remaining Term		38.42		37.66
Number of Receivables Outstanding		35,210		34,431
Pool Balance		$531,745,897.31		$506,741,395.77
Adjusted Pool Balance (Pool Balance—YSOC Amount)		$477,316,121.25		$455,066,311.47
Pool Factor		0.4431216		0.4222845

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$51,675,084.30
Targeted Overcollateralization Amount	$51,675,084.30
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$51,675,084.30

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	January 2012
Payment Date	2/15/2012
Transaction Month	22

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		93	$190,878.11
(Recoveries)		69	$27,547.40

Net Losses for Current Collection Period			$163,330.71
Cumulative Net Losses Last Collection Period			$5,935,518.05

Cumulative Net Losses for all Collection Periods			$6,098,848.76

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.37%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.76%	543	$8,917,640.20
61-90 Days Delinquent	0.12%	36	$629,208.99
91-120 Days Delinquent	0.05%	14	$253,390.55
Over 120 Days Delinquent	0.18%	48	$908,149.46

Total Delinquent Receivables	2.11%	641	$10,708,389.20

Repossession Inventory:
Repossessed in the Current Collection Period		39	$647,262.29
Total Repossessed Inventory		50	$964,463.32

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6709%
Preceding Collection Period			0.7461%
Current Collection Period			0.3775%
Three Month Average			0.5981%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3113%
Preceding Collection Period			0.3011%
Current Collection Period			0.2846%
Three Month Average			0.2990%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto

Assistant Treasurer